Schedule of profit and loss of Powder River Basin LLC in Joint Venture (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Administrative expenses	$ 117,853	$ 0
Amortization expenses	40,483
Interest expenses	7,384	0
Loss for the period	(165,720)	0
Company's share of loss for the period	$ (82,860)	$ 0